UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Global Real Estate Fund

Semiannual report 6/30/16

A message to shareholders

Dear shareholder,

The past six months marked a volatile stretch for international equity investors. In January, major indexes experienced substantial declines before going on to rebound in the spring. Turbulence soon returned, however, as Brexit, the U.K.'s vote in late June to leave the European Union (EU), created a challenging backdrop for financial markets. Investors embraced traditional safe-haven assets, including U.S. Treasuries and gold, but equities and currency markets worldwide experienced sharp short-term drops. The move creates a number of unknowns in the near term, the most important of which is whether other EU countries will follow suit, and may ultimately have a negative effect on Europe's economic recovery. Our network of asset managers and researchers expects that the European Central Bank and the Bank of England will likely expand their efforts to stimulate economic activity and that the U.K.'s decision may even delay the U.S. Federal Reserve's next interest-rate increase until December at the earliest, all of which should help support markets. In fact, the S&P 500 Index and Dow Jones Industrial Average both went on to hit all-time highs in mid-July as investors bought stocks on the Brexit dip.

While it's impossible to predict how markets will respond to global macroeconomic developments in the coming weeks and months, it is prudent to expect continued volatility. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place to help meet the needs of our fund shareholders. Whether the markets are up or down, your financial advisor can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of June 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Real Estate Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
32	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a combination of long-term capital appreciation and current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/16 (%)

The FTSE EPRA/NAREIT Developed Index is a free-float adjusted, unmanaged index designed to track the performance of listed real estate companies and REITs worldwide.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The U.S. market saw favorable overall performance

Global property stocks continued to benefit from the chase for yield in a world of very low interest rates.

Relative underperformance

The fund trailed its benchmark, the FTSE EPRA/NAREIT Developed Index, due partly to negative stock picking in the U.S. market and foreign currency hedges.

PORTFOLIO COMPOSITION AS OF 6/30/16 (%)

A note about risks

Real estate investment trusts (REITs) are subject to risks associated with ownership of real estate, including risk of a general or localized decline in the value of real estate, economic and market events risk, and interest-rate risk. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Andrew J. Jackson, Standard Life Investments

Andrew J. Jackson
Portfolio Manager
Standard Life Investments

How would you describe the economic and market backdrop for global real estate securities during the six months ended June 30, 2016?

Global property stocks continued to benefit from the chase for yield in a world of very low interest rates. Although the fundamental backdrop for real estate securities was favorable in most markets, various sources of uncertainty led investors to flock to the perceived relative safety of Australia, Canada, and the United States, in particular. All three markets significantly outpaced the fund's benchmark, the FTSE EPRA/NAREIT Developed Index, for the period.

Uncertainties included China's economic slowdown, elections in Spain causing significant market volatility, and the U.K.'s decision to end its long involvement in the European Union (Brexit). For the period, the U.K. market was by far the weakest performer in the index.

Meanwhile, Japan, the second-largest allocation in the index and the fund, benefited from strong real estate market fundamentals that offset market volatility stemming from uncertainty about the government's monetary policies.

How did the fund perform for the reporting period?

The fund's Class A shares returned 3.39% (excluding sales charges) for the period, falling short of the performance of its benchmark, which returned 9.38%. The fund's performance was influenced by the negative impact of stock selection in the United States, lack of an allocation to the historically defensive Canadian real estate market, and our use of foreign currency hedges. These derivative securities moderated the volatility experienced by the fund as a result of currency fluctuations. For the period, the hedges reduced the fund's performance in light of the U.S. dollar's overall weakening against other world currencies.

How would you describe your management strategy?

We combine top-down country allocation with bottom-up, security-by-security analysis. By top down, we mean that we intentionally overweight those markets that we believe are especially well positioned while underweighting those that we believe have more limited growth prospects.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       4

"Global property stocks continued to benefit from the chase for yield in a world of very low interest rates."
Meanwhile, the bottom-up component of our process involves assessing each stock in the fund's investment universe individually, evaluating the company's management and portfolio quality and their ability to generate sustainable income and growth for shareholders.

Which stocks detracted from relative performance this period?

The fund, consistently underweight in the United Kingdom, owned only a few securities in this poor-performing market, most notably Land Securities Group PLC, which has a relatively high-quality portfolio of properties. Nevertheless, it was a meaningful detractor from the fund's results for the six months.

We have been deemphasizing U.K. property stocks, reflecting our belief that uncertainty surrounding the Brexit vote would persist and weigh on the country's market, regardless of the vote's outcome. Given this situation, we did not see good value among many U.K. names, and early in the year we moved the fund to an underweighting in the country. In particular, we exited companies with exposure to properties in central London; we believed this subsector was especially vulnerable if the United Kingdom were to vote to leave the European Union, a situation that ultimately came to pass in the period's final week.

In the United States, a big individual detractor was global real estate broker CBRE Group, Inc. Given our view that the volume of real estate deals was likely to decline in 2016, we sold this stock from the fund early in the year. Unfortunately, this sale came too late to avoid a negative impact on

COUNTRY COMPOSITION AS OF 6/30/16 (%)

United States	57.1%
Japan	12.3%
Australia	9.0%
France	6.5%
Sweden	3.7%
Spain	3.2%
United Kingdom	2.7%
Germany	2.7%
Singapore	1.8%
Netherlands	1.0%
TOTAL	100.0%
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       5

"... we did not see good value among many U.K. names, and early in the year we moved the fund to an underweighting in the country."
results, and the fund's position in CBRE was the biggest factor behind the subpar security selection overall in the U.S. market.

Which stocks were relative contributors?

The fund was overweighted in Japan, where stock picking was strong this period. Many of the fund's investments in this market were designed to benefit from growing tourism coupled with limited hotel supply in the country. These factors helped boost the shares of various owners of Japanese hotels, including the fund's position in Ichigo Hotel REIT Investment Corp., the biggest individual contributor of the period and a company that was well situated to take advantage of the favorable industry trends. Another Japanese stock that contributed meaningfully to the fund's relative performance was Takara Leben Company, Ltd., which operates a diverse collection of property types and also owns a solar power generation business. We ultimately sold the fund's position in Takara because we saw it as fully valued.

The fund was close to neutrally weighted in the United States on average during the period. Positions in industrial REIT DCT Industrial Trust, Inc., home community manufacturer Equity LifeStyle Properties, Inc., and office properties owner SL Green Realty Corp. all made especially meaningful performance contributions for the period. We sold SL Green prior to the end of the period.

TOP 10 HOLDINGS AS OF 6/30/16 (%)

Simon Property Group, Inc.	7.0
Public Storage	5.7
General Growth Properties, Inc.	4.8
Scentre Group	3.6
Stockland	3.5
Equity LifeStyle Properties, Inc.	3.5
DCT Industrial Trust, Inc.	3.4
Duke Realty Corp.	3.3
Ichigo Hotel REIT Investment Corp.	3.1
Klepierre	3.0
TOTAL	40.9
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       6

At period end, how was the fund positioned?

The fund was overweighted in Continental Europe, where we favored companies with properties across the entire region, and not just in their local markets. The overweighting was driven most by companies domiciled in France and Spain. Spain in particular provided what we believed were a number of attractively valued investments in light of recent market volatility.

Meanwhile, in addition to lowering U.K. exposure, the fund was significantly underweighted in Hong Kong and Singapore. We saw their real estate markets as vulnerable to further slowing of the Chinese economy, which exerts a big influence on both countries' growth prospects.

Given the high degree of economic and political uncertainty around the globe, we anticipate a continuation of government policies supporting low interest rates—a situation that has historically favored yield-oriented assets such as real estate securities. Coupled with adequate global economic growth, we see a reasonably favorable backdrop for our market.

At period end, we were still focused on mitigating the risk associated with the Brexit referendum, maintaining very limited and selective exposure to U.K. stocks. In the United States, which makes up more than half of the index and fund, we were emphasizing high-quality property owners with good prospects, leading us to overweight industrial facility and shopping mall owners while deemphasizing office owners, whose growth prospects we saw as more limited. Meanwhile, in Japan, we continued to emphasize a variety of hotel businesses as well as other stocks in various markets that we believed offered good investment potential.

MANAGED BY

Andrew J. Jackson On the fund since inception Investing since 1991
Svitlana Gubriy On the fund since inception Investing since 1996

The views expressed in this report are exclusively those of Andrew J. Jackson, Standard Life Investments, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2016

Cumulative total returns (%) with maximum sales charge
	6-month	Since inception[1]
Class A	-1.75%	3.11%
Class C	2.01%	6.95%
Class I2	3.59%	8.85%
Class R6[2]	3.49%	8.88%
Class NAV[2]	3.49%	8.88%
Index†	9.38%	14.99%

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R6*	Class NAV*
Gross (%)	1.64	2.39	1.38	1.28	1.26
Net (%)	1.30	2.05	1.05	0.95	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*Expenses have been estimated for the fund's first year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the FTSE EPRA/NAREIT Developed Index

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Real Estate Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the FTSE EPRA/NAREIT Developed Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	9-23-2015	10,695	10,795	11,499
Class I2	9-23-2015	10,885	10,885	11,499
Class R6[2]	9-23-2015	10,888	10,888	11,499
Class NAV[2]	9-23-2015	10,888	10,888	11,499

The FTSE EPRA/NAREIT Developed Index is a free-float adjusted, unmanaged index designed to track the performance of listed real estate companies and REITs worldwide.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-23-15
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on January 1, 2016, with the same investment held until June 30, 2016.

	Account value on 1-1-2016	Ending value on 6-30-2016	Expenses paid during period ended 6-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,033.90	$6.57	1.30%
Class C	1,000.00	1,030.10	10.35	2.05%
Class I	1,000.00	1,035.90	5.32	1.05%
Class R6	1,000.00	1,034.90	4.81	0.95%
Class NAV	1,000.00	1,034.90	4.81	0.95%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on January 1, 2016, with the same investment held until June 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 1-1-2016	Ending value on 6-30-2016	Expenses paid during period ended 6-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.40	$6.52	1.30%
Class C	1,000.00	1,014.70	10.27	2.05%
Class I	1,000.00	1,019.60	5.27	1.05%
Class R6	1,000.00	1,020.10	4.77	0.95%
Class NAV	1,000.00	1,020.10	4.77	0.95%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       11

Fund's investments

As of 6-30-16 (unaudited)
	Shares	Value
Common stocks 98.4%		$53,520,687
(Cost $48,307,882)
Australia 9.0%		4,881,367
Mirvac Group	667,058	1,014,491
Scentre Group	533,126	1,974,675
Stockland	533,691	1,892,201
France 6.5%		3,530,680
Gecina SA	4,932	668,030
Klepierre	37,526	1,655,843
Unibail-Rodamco SE	4,665	1,206,807
Germany 2.7%		1,437,491
LEG Immobilien AG (I)	15,363	1,437,491
Japan 12.3%		6,703,950
Hulic Company, Ltd.	117,167	1,234,657
Ichigo Hotel REIT Investment Corp.	974	1,709,425
Ichigo, Inc.	329,340	1,301,148
Industrial & Infrastructure Fund Investment Corp.	148	825,198
Invincible Investment Corp.	2,335	1,475,968
LaSalle Logiport REIT	51	51,912
Mitsui Fudosan Company, Ltd.	4,603	105,642
Netherlands 1.0%		561,208
Eurocommercial Properties NV	13,178	561,208
Singapore 1.8%		989,715
Frasers Logistics & Industrial Trust (I)	1,403,416	989,715
Spain 3.2%		1,750,937
Hispania Activos Inmobiliarios SA (I)	43,516	509,080
Merlin Properties Socimi SA	117,679	1,241,857
Sweden 3.7%		2,028,745
Fabege AB	83,515	1,420,400
Pandox AB	38,698	608,345
United Kingdom 2.7%		1,441,943
Land Securities Group PLC	77,676	1,080,898
The UNITE Group PLC	43,644	361,045
United States 55.5%		30,194,651
Alexandria Real Estate Equities, Inc.	12,193	1,262,219
AvalonBay Communities, Inc.	7,600	1,370,964
Boston Properties, Inc.	9,437	1,244,740
DCT Industrial Trust, Inc.	38,107	1,830,660

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       12

			Shares	Value
United States (continued)
	DDR Corp.		30,185	$547,556
	Douglas Emmett, Inc.		16,571	588,602
	Duke Realty Corp.		67,138	1,789,899
	Empire State Realty Trust, Inc., Class A		55,882	1,061,199
	Equity LifeStyle Properties, Inc.		23,593	1,888,620
	Essex Property Trust, Inc.		4,239	966,874
	Extra Space Storage, Inc.		5,911	547,004
	Federal Realty Investment Trust		9,522	1,576,367
	General Growth Properties, Inc.		87,413	2,606,656
	Hilton Worldwide Holdings, Inc.		25,122	565,999
	Kimco Realty Corp.		21,279	667,735
	Prologis, Inc.		16,337	801,166
	Public Storage		12,172	3,111,041
	Regency Centers Corp.		6,642	556,135
	Simon Property Group, Inc.		17,631	3,824,164
	STORE Capital Corp.		28,687	844,832
	Sunstone Hotel Investors, Inc.		50,601	610,754
	Urban Edge Properties		12,458	371,996
	Vornado Realty Trust		15,576	1,559,469
	Yield (%)		Shares	Value
Short-term investments 1.9%				$1,018,409
(Cost $1,018,409)
Money market funds 1.9%				1,018,409
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.1838(Y	)	1,018,409	1,018,409
Total investments (Cost $49,326,291)† 100.3%				$54,539,096
Other assets and liabilities, net (0.3%)				($169,712)
Total net assets 100.0%				$54,369,384

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-16.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $49,964,830. Net unrealized appreciation aggregated to $4,574,266, of which $4,996,168 related to appreciated investment securities and $421,902 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 6-30-16 (unaudited)

Assets
Investments, at value (Cost $49,326,291)	$54,539,096
Foreign currency, at value (Cost $12,752)	12,699
Receivable for investments sold	4,930,181
Receivable for fund shares sold	95
Unrealized appreciation on forward foreign currency contracts	781,728
Dividends and interest receivable	203,014
Receivable due from advisor	1,054
Other receivables and prepaid expenses	72,833
Total assets	60,540,700
Liabilities
Payable for investments purchased	4,546,495
Unrealized depreciation on forward foreign currency contracts	662,698
Payable for fund shares repurchased	883,714
Payable to affiliates
Accounting and legal services fees	1,486
Transfer agent fees	54
Trustees' fees	20
Other liabilities and accrued expenses	76,849
Total liabilities	6,171,316
Net assets	$54,369,384
Net assets consist of
Paid-in capital	$51,565,032
Undistributed net investment income	521,083
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,047,218)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,330,487
Net assets	$54,369,384

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($223,915 ÷ 20,994 shares)[1]	$10.67
Class C ($226,327 ÷ 21,298 shares)[1]	$10.63
Class I ($106,791 ÷ 10,000 shares)	$10.68
Class R6 ($106,847 ÷ 10,000 shares)	$10.68
Class NAV ($53,705,504 ÷ 5,025,892 shares)	$10.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.23

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       14

STATEMENT OF OPERATIONS  For the six months ended 6-30-16 (unaudited)

Investment income
Dividends	$854,097
Interest	1,376
Less foreign taxes withheld	(62,397)
Total investment income	793,076
Expenses
Investment management fees	255,554
Distribution and service fees	850
Accounting and legal services fees	5,268
Transfer agent fees	248
Trustees' fees	696
State registration fees	47,676
Printing and postage	16,342
Professional fees	112,092
Custodian fees	17,150
Registration and filing fees	19,184
Other	3,783
Total expenses	478,843
Less expense reductions	(222,176)
Net expenses	256,667
Net investment income	536,409
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(2,517,812)
(2,517,812)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	3,749,469
3,749,469
Net realized and unrealized gain	1,231,657
Increase in net assets from operations	$1,768,066

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-16	Period ended 12-31-15[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$536,409	$233,485
Net realized gain (loss)	(2,517,812)	384,831
Change in net unrealized appreciation (depreciation)	3,749,469	1,581,018
Increase in net assets resulting from operations	1,768,066	2,199,334
Distributions to shareholders
From net investment income
Class A	—	(1,814)
Class C	—	(1,266)
Class I	—	(1,553)
Class R6	—	(1,582)
Class NAV	—	(911,838)
From net realized gain
Class A	—	(534)
Class C	—	(436)
Class I	—	(436)
Class R6	—	(436)
Class NAV	—	(251,220)
Total distributions	—	(1,171,115)
From fund share transactions	(7,247,564)	58,820,663
Total increase (decrease)	(5,479,498)	59,848,882
Net assets
Beginning of period	59,848,882	—
End of period	$54,369,384	$59,848,882
Undistributed (accumulated distributions in excess of) net investment income	$521,083	($15,326)

1	Period from 9-23-15 (commencement of operations) to 12-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       16

Financial highlights

Class A Shares Period ended	6-30-16	[1]	12-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$10.00
Net investment income[3]	0.10		0.04
Net realized and unrealized gain on investments	0.26		0.46
Total from investment operations	0.36		0.50
Less distributions
From net investment income	—		(0.15)
From net realized gain	—		(0.04)
Total distributions	—		(0.19)
Net asset value, end of period	$10.67		$10.31
Total return (%)[4,5]	3.39	[6]	5.01	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.21	[8]	1.96	[8]
Expenses including reductions	1.30	[8]	1.30	[8]
Net investment income	1.92	[8]	1.45	[8]
Portfolio turnover (%)	63		30

1	Six months ended 6-30-16. Unaudited.
2	Period from 9-23-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       17

Class C Shares Period ended	6-30-16	[1]	12-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$10.00
Net investment income[3]	0.06		0.01
Net realized and unrealized gain on investments	0.26		0.47
Total from investment operations	0.32		0.48
Less distributions
From net investment income	—		(0.13)
From net realized gain	—		(0.04)
Total distributions	—		(0.17)
Net asset value, end of period	$10.63		$10.31
Total return (%)[4,5]	3.01	[6]	4.80	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.00	[8]	2.71	[8]
Expenses including reductions	2.05	[8]	2.04	[8]
Net investment income	1.18	[8]	0.51	[8]
Portfolio turnover (%)	63		30

1	Six months ended 6-30-16. Unaudited.
2	Period from 9-23-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       18

Class I Shares Period ended	6-30-16	[1]	12-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.31		$10.00
Net investment income[3]	0.10		0.04
Net realized and unrealized gain (loss) on investments	0.27		0.47
Total from investment operations	0.37		0.51
Less distributions
From net investment income	—		(0.16)
From net realized gain	—		(0.04)
Total distributions	—		(0.20)
Net asset value, end of period	$10.68		$10.31
Total return (%)[4]	3.59	[5]	5.08	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	[7]	1.70	[7]
Expenses including reductions	1.05	[7]	1.05	[7]
Net investment income	1.95	[7]	1.49	[7]
Portfolio turnover (%)	63		30

1	Six months ended 6-30-16. Unaudited.
2	Period from 9-23-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       19

Class R6 Shares Period ended	6-30-16	[1]	12-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.32		$10.00
Net investment income[3]	0.10		0.05
Net realized and unrealized gain on investments	0.26		0.47
Total from investment operations	0.36		0.52
Less distributions
From net investment income	—		(0.16)
From net realized gain	—		(0.04)
Total distributions	—		(0.20)
Net asset value, end of period	$10.68		$10.32
Total return (%)[4]	3.49	[5]	5.21	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[7]	1.61	[7]
Expenses including reductions	0.95	[7]	0.95	[7]
Net investment income	2.05	[7]	1.60	[7]
Portfolio turnover (%)	63		30

1	Six months ended 6-30-16. Unaudited.
2	Period from 9-23-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       20

Class NAV Shares Period ended	6-30-16	[1]	12-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$10.32		$10.00
Net investment income[3]	0.10		0.04
Net realized and unrealized gain on investments	0.27		0.48
Total from investment operations	0.37		0.52
Less distributions
From net investment income	—		(0.16)
From net realized gain	—		(0.04)
Total distributions	—		(0.20)
Net asset value, end of period	$10.69		$10.32
Total return (%)[4]	3.49	[5]	5.21	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$54		$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	[6]	1.59	[6]
Expenses including reductions	0.95	[6]	0.95	[6]
Net investment income	2.00	[6]	1.49	[6]
Portfolio turnover (%)	63		30

1	Six months ended 6-30-16. Unaudited.
2	Period from 9-23-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Real Estate Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a combination of long-term capital appreciation and current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       22

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2016, by major security category or type:

	Total value at 6-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$4,881,367	—	$4,881,367	—
France	3,530,680	—	3,530,680	—
Germany	1,437,491	—	1,437,491	—
Japan	6,703,950	—	6,703,950	—
Netherlands	561,208	—	561,208	—
Singapore	989,715	—	989,715	—
Spain	1,750,937	—	1,750,937	—
Sweden	2,028,745	—	2,028,745	—
United Kingdom	1,441,943	—	1,441,943	—
United States	30,194,651	$30,194,651	—	—
Short-term investments	1,018,409	1,018,409	—	—
Total investments in securities	$54,539,096	$31,213,060	$23,326,036	—
Other financial instruments
Forward foreign currency contracts	$119,030	—	$119,030	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       23

in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended June 30, 2016 were $262.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       24

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       25

During the six months ended June 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $35.9 million to $50.4 million, as measured at each quarter end. The following table summarizes the contracts held at June 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	643,135	USD	483,081	Citibank N.A.	7/15/2016	—	($3,612)	($3,612)
EUR	290,770	USD	326,815	Citibank N.A.	8/17/2016	—	(3,636)	(3,636)
EUR	1,655,092	USD	1,853,146	Deutsche Bank AG London	8/17/2016	—	(13,579)	(13,579)
EUR	164,803	USD	185,764	HSBC Bank PLC	8/17/2016	—	(2,592)	(2,592)
GBP	28,165	USD	40,323	HSBC Bank PLC	7/15/2016	—	(2,825)	(2,825)
GBP	134,003	USD	191,800	Citibank N.A.	8/17/2016	—	(13,341)	(13,341)
GBP	256,661	USD	339,745	Deutsche Bank AG London	8/17/2016	$2,064	—	2,064
GBP	810,647	USD	1,082,755	Deutsche Bank AG London	9/19/2016	—	(2,808)	(2,808)
HKD	995,717	USD	128,380	HSBC Bank PLC	8/17/2016	36	—	36
HKD	2,044,936	USD	263,700	Royal Bank of Scotland PLC	9/19/2016	132	—	132
JPY	26,544,263	USD	248,011	Citibank N.A.	7/15/2016	9,115	—	9,115
JPY	63,184,788	USD	585,735	Deutsche Bank AG London	7/15/2016	26,315	—	26,315
JPY	20,307,653	USD	197,538	Morgan Stanley and Company International PLC	7/15/2016	—	(824)	(824)
JPY	45,392,094	USD	417,051	HSBC Bank PLC	7/15/2016	22,649	—	22,649
JPY	431,680,380	USD	4,113,799	Citibank N.A.	8/17/2016	72,010	—	72,010
JPY	69,151,117	USD	656,248	Deutsche Bank AG London	8/17/2016	14,280	—	14,280
JPY	89,150,566	USD	824,951	Morgan Stanley and Company International PLC	8/17/2016	39,503	—	39,503
JPY	16,548,713	USD	149,415	HSBC Bank PLC	8/17/2016	11,050	—	11,050
SEK	540,652	USD	66,505	Royal Bank of Scotland PLC	7/15/2016	—	(2,577)	(2,577)
SEK	415,385	USD	51,067	HSBC Bank PLC	7/15/2016	—	(1,951)	(1,951)
SEK	934,403	USD	112,657	Citibank N.A.	8/17/2016	—	(2,013)	(2,013)
SEK	707,733	USD	83,634	Merrill Lynch International	9/19/2016	292	—	292
SGD	1,113,082	USD	829,717	Morgan Stanley and Company International PLC	9/19/2016	—	(4,083)	(4,083)
SGD	1,056,448	USD	787,729	HSBC Bank PLC	9/19/2016	—	(4,104)	(4,104)
USD	73,262	AUD	94,592	Citibank N.A.	7/15/2016	2,742	—	2,742
USD	60,753	AUD	81,566	Morgan Stanley and Company International PLC	7/15/2016	—	(56)	(56)
USD	58,461	AUD	77,550	Morgan Stanley and Company International PLC	8/17/2016	716	—	716
USD	1,161,104	AUD	1,585,698	Royal Bank of Scotland PLC	8/17/2016	—	(19,656)	(19,656)
USD	2,648,131	AUD	3,543,054	Morgan Stanley and Company International PLC	9/19/2016	12,952	—	12,952
USD	1,252,949	AUD	1,689,738	HSBC Bank PLC	9/19/2016	—	(3,809)	(3,809)
USD	2,426,648	EUR	2,132,434	Merrill Lynch International	7/15/2016	59,359	—	59,359
USD	194,573	EUR	174,503	Morgan Stanley and Company International PLC	7/15/2016	851	—	851
USD	72,481	EUR	64,105	Royal Bank of Scotland PLC	7/15/2016	1,316	—	1,316
USD	105,530	EUR	92,704	HSBC Bank PLC	7/15/2016	2,616	—	2,616
USD	2,608,871	EUR	2,284,095	Merrill Lynch International	8/17/2016	70,191	—	70,191
USD	299,862	EUR	268,655	Citibank N.A.	9/19/2016	902	—	902
USD	1,047,410	EUR	941,896	Deutsche Bank AG London	9/19/2016	—	(734)	(734)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       26

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,054,231	EUR	2,676,910	HSBC Bank PLC	9/19/2016	$75,362	—	$75,362
USD	48,534	GBP	33,507	Citibank N.A.	7/15/2016	3,925	—	3,925
USD	9,178	GBP	6,400	Merrill Lynch International	7/15/2016	657	—	657
USD	686,430	GBP	486,949	Royal Bank of Scotland PLC	7/15/2016	38,141	—	38,141
USD	1,392,112	GBP	947,434	Citibank N.A.	8/17/2016	130,365	—	130,365
USD	174,133	GBP	120,469	Morgan Stanley and Company International PLC	8/17/2016	13,698	—	13,698
USD	168,479	GBP	116,930	HSBC Bank PLC	8/17/2016	12,757	—	12,757
USD	139,619	GBP	103,995	Merrill Lynch International	9/19/2016	1,076	—	1,076
USD	535,417	GBP	368,201	Morgan Stanley and Company International PLC	9/19/2016	44,896	—	44,896
USD	150,813	GBP	102,088	HSBC Bank PLC	9/19/2016	14,810	—	14,810
USD	392,172	HKD	3,040,635	Royal Bank of Scotland PLC	7/15/2016	186	—	186
USD	389,553	JPY	43,209,534	Deutsche Bank AG London	7/15/2016	—	($29,004)	(29,004)
USD	3,931,156	JPY	425,803,352	HSBC Bank PLC	7/15/2016	—	(193,468)	(193,468)
USD	77,269	JPY	8,434,903	Citibank N.A.	8/17/2016	—	(4,521)	(4,521)
USD	28,426	JPY	2,904,635	Deutsche Bank AG London	8/17/2016	261	—	261
USD	308,727	JPY	33,457,972	Royal Bank of Scotland PLC	8/17/2016	—	(15,700)	(15,700)
USD	4,298,677	JPY	464,413,484	HSBC Bank PLC	8/17/2016	—	(204,532)	(204,532)
USD	163,434	JPY	17,065,801	Citibank N.A.	9/20/2016	—	(2,254)	(2,254)
USD	3,392,001	JPY	362,214,908	Morgan Stanley and Company International PLC	9/20/2016	—	(124,673)	(124,673)
USD	549,739	SEK	4,469,570	Deutsche Bank AG London	7/15/2016	21,249	—	21,249
USD	802,629	SEK	6,511,809	Deutsche Bank AG London	8/17/2016	31,554	—	31,554
USD	53,515	SEK	442,401	Morgan Stanley and Company International PLC	8/17/2016	1,130	—	1,130
USD	213,872	SEK	1,780,441	Citibank N.A.	9/19/2016	2,741	—	2,741
USD	780,401	SEK	6,306,653	Deutsche Bank AG London	9/19/2016	32,534	—	32,534
USD	1,651,569	SGD	2,218,403	Citibank N.A.	9/19/2016	6,057	—	6,057
USD	157,153	SGD	210,197	Morgan Stanley and Company International PLC	9/19/2016	1,238	—	1,238
USD	777,452	SGD	1,056,680	HSBC Bank PLC	9/19/2016	—	(6,346)	(6,346)
						$781,728	($662,698)	$119,030

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at June 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Foreign currency	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward foreign currency contracts	$781,728	($662,698)

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       27

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

Statement of operations location - Net realized gain (loss) on:
Risk	Investments and foreign currency transactions[1]
Foreign currency	($1,475,551)

1 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2016:

Statement of operations location - Change in unrealized appreciation (depreciation) of:
Risk	Investments and translation of assets and liabilities in foreign currencies[1]
Foreign currency	$327,569

1 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor. The fee is determined on an annual basis in accordance with the following schedule, and the rate is applied to the average daily net assets of the fund:

Average daily net assets ($)	Annual rate (%)
First 100 million	0.95
Next 100 million	0.90*
Next 300 million	0.85*
Excess over 500 million	0.80*

*Rate applies retroactively to all assets.

The Advisor has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       28

aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended June 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets (on an annualized basis) of the fund and expenses of Class A, Class C and Class I shares, as applicable, exceed 1.30%, 2.05% and 1.05%, respectively, of average annual net assets (on an annualized basis) of the class. The Advisor also contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. For purposes of these agreements, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. Each agreement expires on April 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to the following for the six months ended June 30, 2016:

Class	Expense reduction	Class	Expense reduction
Class A	$719	Class R6	$428
Class C	621	Class NAV	219,982
Class I	426	Total	$222,176

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of 0.12% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%

Sales charges. Class A shares may be subject to up-front sales changes. For the six months ended June 30, 2016, no sales charges were assessed.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       29

to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2016, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$198	$101
Class C	652	82
Class I	—	57
Class R6	—	8
Total	$850	$248

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended June 30, 2016 and for the period ended December 31, 2015 were as follows:

		Six months ended 6-30-16		Period ended 12-31-15[1]
	Shares	Amount	Shares	Amount
Class A Shares
Sold	9,506	$98,868	12,245	$123,519
Distributions reinvested	—	—	42	430
Repurchased	(799)	(8,394)	—	—
Net increase	8,707	$90,474	12,287	$123,949
Class C Shares
Sold	11,298	$117,782	10,000	$100,000
Net increase	11,298	$117,782	10,000	$100,000
Class I Shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       30

		Six months ended 6-30-16		Period ended 12-31-15[1]
	Shares	Amount	Shares	Amount
Class NAV Shares
Sold	363,305	$3,695,529	5,978,526	$60,698,212
Distributions reinvested	—	—	112,373	1,163,058
Repurchased	(1,096,703)	(11,151,349)	(331,609)	(3,464,556)
Net increase (decrease)	(733,398)	($7,455,820)	5,759,290	$58,396,714
Total net increase (decrease)	(713,393)	($7,247,564)	5,801,577	$58,820,663

1 Period from 9-23-15 (commencement of operations) to 12-31-15.

Affiliates of the fund owned 48%, 47%, 100%, 100% and 100% of shares of beneficial interest of Class A, Class C, Class I, Class R6 and Class NAV shares, respectively, on June 30, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $33,528,720 and $40,926,921, respectively, for the six months ended June 30, 2016.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 9 — Country or region concentration risk

The fund may invest a large percentage of its assets in a single country or region. The fund's performance could be disproportionately affected by factors particular to that country or region.  These factors may include economic or political changes, acts of terrorism, natural disasters, reliance on trading partners or natural resources, detrimental budget deficits and other financial difficulties. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher rates of inflation, interest, and unemployment, and greater social, economic, and political uncertainties, than more developed countries.

Note 10 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At June 30, 2016, funds within the John Hancock group of funds complex held 98.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
Alternative Asset Allocation Fund	25.6%
Retirement Living Through 2025 Portfolio	14.0%
Retirement Living Through 2020 Portfolio	13.2%
Retirement Living Through 2030 Portfolio	10.8%
Retirement Living Through 2035 Portfolio	9.2%
Retirement Living Through 2040 Portfolio	7.5%
Retirement Living Through 2045 Portfolio	7.1%
Retirement Living Through 2015 Portfolio	5.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL REAL ESTATE FUND       32

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Real Estate Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF303816	460SA 6/16 8/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 18, 2016